UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           4/29/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               70
                                                  -----------------------

Form 13F Information Table Value Total:            150196   (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc				COM	008916108	277	3000			SOLE				3000
ALPS ETF TR			ALERIAN MLP	00162Q866	2453	149931			SOLE				149931
Altria Group Inc			COM	02209S103	5114	196448			SOLE				196448
AmeriGas Partners L P		UNIT L P INT	030975106	10504	218550			SOLE				218550
AT&T Inc				COM	00206R102	1664	54365			SOLE				54365
BlackRock MuniYield PA QLTY		COM	09255G107	899	65000			SOLE				65000
Buckeye Partners L P		UNIT LTD PARTN	118230101	768	12093			SOLE				12093
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2115	155031			SOLE				155031
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	215	16108			SOLE				16108
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6576	675860			SOLE				675860
Caterpillar Inc DEL			COM	149123101	299	2686			SOLE				2686
Chevron Corp				COM	166764100	250	2325			SOLE				2325
Citigroup Inc				COM	172967101	215	48665			SOLE				48665
Cullen Frost Bankers Inc		COM	229899109	270	4579			SOLE				4579
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2047	50545			SOLE				50545
EATON VANCE ENH EQTY INC FD		COM	278277108	2182	172495			SOLE				172495
Enbridge Energy Management L	SHS UNITS LLI	29250X103	5875	93409			SOLE				93409
Enterprise Prods Partners L		COM	293792107	4211	97805			SOLE				97805
Exxon Mobil Corp			COM	30231G102	993	11803			SOLE				11803
Fiduciary Claymore MLP Opp F		COM	31647Q106	1779	80127			SOLE				80127
FINANCIAL INSTNS INC			COM	317585404	818	46663			SOLE				46663
Select Sector SPdr Tr		SBI INT-FINL	81369Y605	734	44780			SOLE				44780
Flagstar Bancorp Inc			COM NEW	337930507	37	24869			SOLE				24869
Fulton Finl Corp PA			COM	360271100	264	23785			SOLE				23785
General Electric Co			COM	369604103	1421	69374			SOLE				69374
Intel Corp				COM	458140100	510	25282			SOLE				25282
International Business Machs		COM	459200101	1740	10670			SOLE				10670
ishares Barclays Tips Bond	BARCLYS TIPS BD	464287176	300	2748			SOLE				2748
ISHARES TR			DJ US FINL	464287788	224	3793			SOLE				3793
ISHARES TR			DJ REGIONAL BK	464288778	675	27614			SOLE				27614
ISHARES TR			RUSSELL1000GRW	464287614	5390	89130			SOLE				89130
ISHARES TR			RUSSELL1000VAL	464287598	4928	71769			SOLE				71769
ISHARES TR			RUSSELL 2000	464287655	1170	13902			SOLE				13902
ISHARES TR			RUSL 2000 GROW	464287648	398	4171			SOLE				4171
ISHARES TR			RUSSELL MIDCAP	464287499	1135	10415			SOLE				10415
ISHARES TR			RUSSELL MCP GR	464287481	373	6130			SOLE				6130
ISHARES TR			RUSSELL MCP VL	464287473	322	6689			SOLE				6689
ISHARES TR			S&P 500 INDEX	464287200	1295	9736			SOLE				9736
JPMorgan Chase & Co			COM	46625H100	539	11686			SOLE				11686
Johnson & Johnson			COM	478160104	586	9898			SOLE				9898
SPDR Series Trust		KBW REGN BK ETF	78464A698	897	33683			SOLE				33683
Kinder Morgan Management LLC		SHS 	49455U100	30654	467360			SOLE				467360
M & T Bank				COM	55261F104	746	8433			SOLE				8433
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	958	16000			SOLE				16000
Market Vectors ETF TR		AGRIBUS ETF	57060U605	398	7105			SOLE				7105
Market Vectors ETF TR		GOLD MINER ETF	57060U100	224	3725			SOLE				3725
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	8228	169750			SOLE				169750
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	433	10811			SOLE				10811
McDonalds Corp				COM	580135101	3013	39597			SOLE				39597
Mercury Genl Corp NEW			COM	589400100	1388	35479			SOLE				35479
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	684	37604			SOLE				37604
Nustar Energy LP		UNIT COM	67058H102	2855	42055			SOLE				42055
Paychex Inc				COM	704326107	1494	47607			SOLE				47607
Pepsico Inc				COM	713448108	1198	18607			SOLE				18607
PIMCO ETF TR				COM SHS	722014107	883	6300			SOLE				6300
PIMCO Income Opportunity Fd		COM	72202B100	776	28322			SOLE				28322
Pinnacle Data Sys Inc			COM	723454104	0	15600			SOLE				15600
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1904	75585			SOLE				75585
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	434	30262			SOLE				30262
PROSHARES TR		PSHS ULSHT 7-10Y	74347R313	1368	32319			SOLE				32319
SCHWAB STRATEGIC TR		US LRG CAP ETF	808524201	209	6613			SOLE				6613
SCHWAB STRATEGIC TR		US SM CAP ETF	808524607	245	6604			SOLE				6604
SPDR SERIES TRUST		GOLD SHS	78463V107	284	2032			SOLE				2032
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	5263	97196			SOLE				97196
Susquehanna Bancshares Inc P		COM	869099101	473	50621			SOLE				50621
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3692	91095			SOLE				91095
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	4235	86511			SOLE				86511
VANGUARD WORLD FDS		ENERGY ETF	92204A306	1293	11077			SOLE				11077
VANGUARD INDEX FDS		REIT ETF	922908553	998	17066			SOLE				17066
Verizon Communications Inc		COM	92343V104	3404	88319			SOLE				88319


TOTAL                                                 $150196(x1000)

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